2. 10% SENIOR SECURED CONVERTIBLE NOTES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Senior Secured Convertible Notes Details
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$ 50,000	$ 600,000
Accrued interest -10% coupon due on September 30, 2012	1,250	180,833
Outstanding principal and accrued interest	$ 51,250	$ 780,833
Convertible Notes Description	10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012